Schedule of Investments (unaudited)
March 31, 2026
iShares Nasdaq Premium Income Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
General Dynamics Corp.	120	$ 41,186
General Electric Co.	170	48,241
Lockheed Martin Corp.	59	35,659
RTX Corp.	316	60,957
		186,043
Automobiles — 3.7%
Tesla, Inc.(a)	1,231	457,624
Beverages — 0.6%
Coca-Cola Co. (The)	942	71,639
Biotechnology — 2.5%
AbbVie, Inc.	243	52,850
Biogen, Inc.(a)	251	46,016
BioMarin Pharmaceutical, Inc.(a)	209	11,807
Caris Life Sciences, Inc.(a)	520	9,298
Exelixis, Inc.(a)	772	33,111
Moderna, Inc.(a)	150	7,620
Natera, Inc.(a)	49	9,800
Neurocrine Biosciences, Inc.(a)	287	37,809
PTC Therapeutics, Inc.(a)	184	12,536
TG Therapeutics, Inc.(a)	682	22,656
Ultragenyx Pharmaceutical, Inc.(a)	814	17,053
United Therapeutics Corp.(a)	80	47,438
		307,994
Broadline Retail — 5.8%
Amazon.com, Inc.(a)(b)	3,359	699,579
Coupang, Inc., Class A(a)	1,191	22,486
		722,065
Capital Markets — 0.6%
Morgan Stanley	433	71,259
Chemicals — 0.4%
Ecolab, Inc.	123	32,720
Solstice Advanced Materials, Inc.	180	13,709
		46,429
Commercial Services & Supplies — 0.8%
Veralto Corp.	503	44,476
Waste Connections, Inc.	296	48,082
		92,558
Communications Equipment — 2.2%
Arista Networks, Inc.(a)	87	10,682
Cisco Systems, Inc.	2,630	204,062
Lumentum Holdings, Inc.(a)	15	10,541
Motorola Solutions, Inc.	124	53,812
		279,097
Construction & Engineering — 0.2%
Comfort Systems U.S.A., Inc.	20	27,580
Consumer Finance — 0.3%
American Express Co.	140	42,347
Consumer Staples Distribution & Retail — 6.1%
Costco Wholesale Corp.	381	379,640
Walmart, Inc.	3,098	385,019
		764,659
Diversified Telecommunication Services — 0.1%
AT&T Inc.	567	16,437
Electric Utilities — 0.2%
Portland General Electric Co.	400	21,108
Security	Shares	Value
Electrical Equipment — 0.3%
Rockwell Automation, Inc.	93	$ 33,376
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	177	22,364
Coherent Corp.(a)	47	11,196
		33,560
Entertainment — 2.7%
Netflix, Inc.(a)	3,080	296,142
Roku, Inc., Class A(a)	248	23,466
Spotify Technology SA(a)	31	15,032
		334,640
Financial Services — 0.4%
PayPal Holdings, Inc.	505	22,841
Visa, Inc., Class A	80	24,179
		47,020
Food Products — 0.3%
General Mills, Inc.	945	35,173
Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.(a)	765	48,004
Stryker Corp.	246	80,833
		128,837
Health Care Providers & Services — 0.6%
Cardinal Health, Inc.	137	28,949
McKesson Corp.	32	27,692
UnitedHealth Group, Inc.	78	21,106
		77,747
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(a)	126	22,133
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	853	22,076
Chipotle Mexican Grill, Inc.(a)	1,547	49,519
Expedia Group, Inc.	63	14,546
McDonald’s Corp.	54	16,783
Texas Roadhouse, Inc.	132	21,798
Viking Holdings Ltd.(a)	1,056	77,595
		202,317
Household Products — 0.9%
Procter & Gamble Co. (The)	756	109,197
Industrial Conglomerates — 0.8%
3M Co.	679	98,611
Interactive Media & Services — 10.6%
Alphabet, Inc., Class A(b)	1,752	503,805
Alphabet, Inc., Class C, NVS	1,347	386,401
Meta Platforms, Inc., Class A	753	430,814
		1,321,020
Machinery — 1.1%
Caterpillar, Inc.	45	31,881
Illinois Tool Works, Inc.	405	105,417
		137,298
Media — 0.5%
Fox Corp., Class A, NVS	406	23,710
Trade Desk, Inc. (The), Class A(a)	604	13,705
Versant Media Group, Inc.(a)	697	25,803
		63,218

Schedule of Investments (unaudited) (continued)
March 31, 2026
iShares Nasdaq Premium Income Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 0.6%
Alcoa Corp.	433	$ 28,721
Freeport-McMoRan, Inc.	839	49,316
		78,037
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Annaly Capital Management, Inc.	1,422	30,075
Oil, Gas & Consumable Fuels — 0.3%
Chevron Corp.	200	41,380
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.	606	36,754
Professional Services — 0.5%
Jacobs Solutions, Inc.	151	19,219
Leidos Holdings, Inc.	161	25,039
SS&C Technologies Holdings, Inc.	323	21,825
		66,083
Semiconductors & Semiconductor Equipment — 25.3%
Advanced Micro Devices, Inc.(a)	1,375	279,716
Amkor Technology, Inc.	287	12,924
Applied Materials, Inc.	1,101	376,311
Broadcom, Inc.(b)	1,435	444,147
Cirrus Logic, Inc.(a)	182	26,321
Credo Technology Group Holding Ltd.(a)	89	8,354
First Solar, Inc.(a)	120	23,671
GLOBALFOUNDRIES, Inc.(a)	538	23,930
Intel Corp.(a)	3,835	169,239
Lam Research Corp.	1,351	288,655
Micron Technology, Inc.	937	316,556
NVIDIA Corp.(b)	6,396	1,115,462
Skyworks Solutions, Inc.	750	40,163
Universal Display Corp.	234	21,448
		3,146,897
Software — 12.6%
Adobe, Inc.(a)	385	93,586
Atlassian Corp., Class A(a)	475	32,419
Check Point Software Technologies Ltd.(a)	208	29,713
Dropbox, Inc., Class A(a)	1,395	31,694
Dynatrace, Inc.(a)	1,556	57,541
Elastic NV(a)	371	18,546
HubSpot, Inc.(a)	84	20,504
Manhattan Associates, Inc.(a)	221	29,420
Microsoft Corp.	2,293	848,800
Oracle Corp.	131	19,272
Palantir Technologies, Inc., Class A(a)	1,755	256,721
Security	Shares	Value
Software (continued)
Salesforce, Inc.	127	$ 23,707
ServiceNow, Inc.(a)	328	34,292
Strategy, Inc., Class A(a)	178	22,214
Zscaler, Inc.(a)	331	46,436
		1,564,865
Specialized REITs — 0.2%
SBA Communications Corp., Class A	142	24,440
Specialty Retail — 0.4%
TJX Cos., Inc. (The)	292	46,633
Technology Hardware, Storage & Peripherals — 9.2%
Apple Inc.(b)	4,089	1,037,747
Dell Technologies, Inc., Class C	131	21,501
Everpure, Inc., Class A(a)	219	12,930
Seagate Technology Holdings PLC	191	74,826
		1,147,004
Wireless Telecommunication Services — 1.6%
T-Mobile U.S., Inc.	972	204,149
Total Long-Term Investments — 97.5% (Cost: $12,980,541)		12,137,303
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	223,796	223,796
Total Short-Term Securities — 1.8% (Cost: $223,796)		223,796
Total Investments Before Options Written — 99.3% (Cost: $13,204,337)		12,361,099
Options Written — (0.5)% (Premiums Received: $(119,613))		(65,267)
Total Investments Net of Options Written — 98.8% (Cost: $13,084,724)		12,295,832
Other Assets Less Liabilities — 1.2%		152,693
Net Assets — 100.0%		$ 12,448,525

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
March 31, 2026
iShares Nasdaq Premium Income Active ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 162,179	$ 61,617 (a)	$ —	$ —	$ —	$ 223,796	223,796	$ 1,524	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Nasdaq 100 Index	32	06/18/26	$ 1,531	$ 12,381
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Nasdaq 100 Micro Index	49	04/10/26	USD	251.00	USD	1,163	$(1,698)
Nasdaq 100 Micro Index	49	04/10/26	USD	247.00	USD	1,163	(4,428)
Nasdaq 100 Micro Index	51	04/17/26	USD	244.00	USD	1,211	(14,567)
Nasdaq 100 Micro Index	51	04/24/26	USD	235.00	USD	1,211	(44,574)
							$(65,267)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
March 31, 2026
iShares Nasdaq Premium Income Active ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 12,137,303	$ —	$ —	$ 12,137,303
Short-Term Securities
Money Market Funds	223,796	—	—	223,796
	$ 12,361,099	$ —	$ —	$ 12,361,099
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 12,381	$ —	$ —	$ 12,381
Liabilities
Equity Contracts	(65,267)	—	—	(65,267)
	$ (52,886)	$ —	$ —	$ (52,886)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust